Commitments and Contingencies - Supplemental disclosures of operating cost and cash flow information related to operating leases (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Commitments and Contingencies.
Cost of operating leases	$ 43	$ 60	$ 122	$ 153	$ 279
Cash paid for operating leases	$ 80	$ 77	$ 129	$ 180	$ 248